VY® BrandywineGLOBAL- Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 30.9%
		Consumer, Cyclical: 5.1%
3,010,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	$3,358,010	1.0
1,335,000		General Motors Co., 6.250%, 10/02/2043	1,800,868	0.5
920,000		General Motors Co., 6.800%, 10/01/2027	1,149,667	0.3
4,605,000		General Motors Financial Co., Inc., 1.250%, (SOFRRATE + 1.200%), 11/17/2023	4,682,889	1.3
6,380,000		Marriott International, Inc./MD, 3.500%, 10/15/2032	6,784,349	2.0
			17,775,783	5.1

		Energy: 7.8%
6,245,000		Marathon Oil Corp., 6.600%, 10/01/2037	8,272,859	2.4
3,905,000		Occidental Petroleum Corp., 3.500%, 08/15/2029	3,976,735	1.2
6,185,000		Occidental Petroleum Corp., 4.625%, 06/15/2045	6,335,172	1.8
8,940,000		Petroleos Mexicanos, 7.690%, 01/23/2050	8,477,489	2.4
			27,062,255	7.8

		Financial: 11.1%
5,510,000	(1)	Athene Global Funding, 0.750%, (SOFRRATE + 0.700%), 05/24/2024	5,539,818	1.6
5,635,000		Bank of Montreal, 0.730%, (SOFRRATE + 0.680%), 03/10/2023	5,678,114	1.6
7,100,000		Bank of Nova Scotia/The, 0.600%, (SOFRRATE + 0.550%), 09/15/2023	7,151,420	2.1
2,280,000	(1)	Blue Owl Finance LLC, 3.125%, 06/10/2031	2,256,745	0.6
5,095,000		Canadian Imperial Bank of Commerce, 0.850%, (SOFRRATE + 0.800%), 03/17/2023	5,142,091	1.5
6,990,000	(1)	Commonwealth Bank of Australia, 0.450%, (SOFRRATE + 0.400%), 07/07/2025	7,004,526	2.0
2,695,000		Golub Capital BDC, Inc., 2.500%, 08/24/2026	2,713,652	0.8
3,300,000	(1)	Metropolitan Life Global Funding I, 0.620%, (SOFRRATE + 0.570%), 01/13/2023	3,318,902	0.9
			38,805,268	11.1

		Industrial: 3.2%
1,230,000		Boeing Co/The, 3.950%, 08/01/2059	1,265,182	0.4
800,000		Boeing Co/The, 5.705%, 05/01/2040	1,017,859	0.3
2,065,000		Boeing Co/The, 5.805%, 05/01/2050	2,757,430	0.8
1,225,000		Boeing Co/The, 5.930%, 05/01/2060	1,676,763	0.5
4,280,000		Caterpillar Financial Services Corp., 0.200%, (SOFRRATE + 0.150%), 11/17/2022	4,281,586	1.2
			10,998,820	3.2

		Technology: 2.0%
5,885,000		Dell International LLC / EMC Corp., 5.300%, 10/01/2029	7,120,794	2.0

		Utilities: 1.7%
2,960,000	(1)	AES Corp./The, 3.950%, 07/15/2030	3,260,366	0.9
2,530,000	(1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	2,611,593	0.8
			5,871,959	1.7

	Total Corporate Bonds/Notes
	(Cost $100,914,130)		107,634,879	30.9

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.7%
793,736	(1),(2)	Angel Oak Mortgage Trust 2019-6 A1, 2.620%, 11/25/2059	796,661	0.3
345,509	(1),(2)	Angel Oak Mortgage Trust I LLC 2019-2 A1, 3.628%, 03/25/2049	349,236	0.1
1,127,404	(1),(2)	Residential Mortgage Loan Trust 2019-3 A1, 2.633%, 09/25/2059	1,138,037	0.3

	Total Collateralized Mortgage Obligations
	(Cost $2,235,550)		2,283,934	0.7

U.S. TREASURY OBLIGATIONS: 49.5%
		U.S. Treasury Floating Rate Notes: 49.5%
7,175,000		0.069%, (USBMMY3M + 0.034%),04/30/2023	7,176,909	2.0
51,910,000		0.084%, (USBMMY3M + 0.049%),01/31/2023	51,935,978	14.9
31,520,000		0.090%, (USBMMY3M + 0.055%),07/31/2022	31,535,385	9.1
63,640,000		0.090%, (USBMMY3M + 0.055%),10/31/2022	63,671,822	18.3
18,050,000		0.149%, (USBMMY3M + 0.114%),04/30/2022	18,062,482	5.2

	Total U.S. Treasury Obligations
	(Cost $172,325,007)		172,382,576	49.5

VY® BrandywineGLOBAL- Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.3%
		Federal Home Loan Bank: 5.7%
19,720,000		0.125%,03/17/2023	$19,709,586	5.7

		Federal Home Loan Mortgage Corporation: 5.6%(3)
19,650,000		0.375%,05/05/2023	19,692,208	5.6

		Total U.S. Government Agency Obligations
		(Cost $39,418,070)	39,401,794	11.3

COMMERCIAL MORTGAGE-BACKED SECURITIES: 4.8%
3,089,000	(2)	Benchmark 2020-B18 C Mortgage Trust, 3.772%, 07/15/2053	3,277,218	1.0
1,520,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 A, 1.064%, (US0001M + 0.980%), 05/15/2036	1,526,145	0.4
9,370,000	(1),(2)	FREMF 2012-K23 B Mortgage Trust, 3.782%, 10/25/2045	9,612,515	2.8
2,000,000	(2)	JPMDB Commercial Mortgage Securities Trust 2018-C8 C, 4.900%, 06/15/2051	2,157,135	0.6

		Total Commercial Mortgage-Backed Securities
		(Cost $16,567,159)	16,573,013	4.8

ASSET-BACKED SECURITIES: 0.2%
		Other Asset-Backed Securities: 0.2%
720,000	(1),(2)	Towd Point Mortgage Trust 2018-3 A2, 3.875%, 05/25/2058	776,955	0.2

		Total Asset-Backed Securities
		(Cost $696,113)	776,955	0.2

		Total Long-Term Investments
		(Cost $332,156,029)	339,053,151	97.4

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.0%
		Mutual Funds: 3.0%
10,286,091	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
		(Cost $10,286,091)	10,286,091	3.0

		Total Short-Term Investments
		(Cost $10,286,091)	10,286,091	3.0

		Total Investments in Securities (Cost $342,442,120)	$349,339,242	100.4
		Liabilities in Excess of Other Assets	(1,470,524)	(0.4)
		Net Assets	$347,868,718	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of September 30, 2021.
(3)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(4)	Rate shown is the 7-day yield as of September 30, 2021.

Reference Rate Abbreviations:
SOFRRATE	Secured Overnight Financing Rate
US0001M	1-month LIBOR
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

VY® BrandywineGLOBAL- Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$107,634,879	$–	$107,634,879
Collateralized Mortgage Obligations	–	2,283,934	–	2,283,934
Commercial Mortgage-Backed Securities	–	16,573,013	–	16,573,013
U.S. Government Agency Obligations	–	39,401,794	–	39,401,794
Asset-Backed Securities	–	776,955	–	776,955
U.S. Treasury Obligations	–	172,382,576	–	172,382,576
Short-Term Investments	10,286,091	–	–	10,286,091
Total Investments, at fair value	$10,286,091	$339,053,151	$–	$349,339,242
Other Financial Instruments+
Futures	554,320	–	–	554,320
Total Assets	$10,840,411	$339,053,151	$–	$349,893,562

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2021, the following futures contracts were outstanding for VY® BrandywineGLOBAL- Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short Contracts:
U.S. Treasury Ultra Long Bond	(107)	12/21/21	$(20,443,688)	$554,320
			$(20,443,688)	$554,320

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $342,820,480.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$7,199,724
Gross Unrealized Depreciation	(126,641)
Net Unrealized Appreciation	$7,073,083